Going Concern and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Plans

Note 2. Going Concern and Management’s Plans

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of March 31, 2021, the Company had incurred significant operating losses since inception and continues to generate losses from operations. As of March 31, 2021, the Company had an accumulated deficit of $418,970. As of March 31, 2021 MGT’s cash and cash equivalents were $1,188.

The Company will require additional funding to grow its operations. Further, depending upon operational profitability, the Company may also need to raise additional funding for ongoing working capital purposes. There can be no assurance however that the Company will be able to raise additional capital when needed, or at terms deemed acceptable, if at all. The Company’s ability to raise additional capital is impacted by the volatility of Bitcoin mining economics and the SEC’s ongoing enforcement action against our Chief Executive Officer, both of which are highly uncertain, cannot be predicted, and could have an adverse effect on the Company’s business and financial condition.

Since January 2021, the Company has secured working capital through the issuance of a convertible note, and the sale of assets.

Such factors raise substantial doubt about the Company’s ability to sustain operations for at least one year from the issuance of these unaudited condensed consolidated financial statements. The accompanying unaudited condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 2. Going Concern and Management’s Plans

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of December 31, 2020, the Company had incurred significant operating losses since inception and continues to generate losses from operations. As of December 31, 2020, the Company had an accumulated deficit of $418,389. As of December 31, 2020 MGT’s cash and cash equivalents were $236.

The Company will require additional funding to grow its operations. Further, depending upon operational profitability, the Company may also need to raise additional funding for ongoing working capital purposes. There can be no assurance however that the Company will be able to raise additional capital when needed, or at terms deemed acceptable, if at all. The Company’s ability to raise additional capital is impacted by the volatility of Bitcoin mining economics and the SEC’s ongoing enforcement action against our Chief Executive Officer, both of which are highly uncertain, cannot be predicted, and could have an adverse effect on the Company’s business and financial condition.

Since January 2020, the Company has secured working capital from a PPP loan, the issuance of a convertible note, and the sale of assets.

Such factors raise substantial doubt about the Company’s ability to sustain operations for at least one year from the issuance of these consolidated financial statements. The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.